Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Segment information
25.	Segment information

The information by operating segments is presented consistently with the information included in the internal reports provided to the highest authority in making operating decisions (Chief Operating Decision Maker or “CODM”).

The Board of Directors evaluates the Group’s financial performance the situation of the Group and makes strategic decisions. It has been identified as the highest authority in operating decision-making, and it is integrated by seven independent members, two members and the Executive Board Chairman.

As discussed in note 1, the Group has identified the reportable business segments as follows:

●	Home organization segment (Betterware segment or BWM segment): formed by seven different categories through Betterware offers a product line that includes kitchen and food preservation, home solutions, bathroom, laundry & cleaning, tech and mobility, bedroom and wellness. BWM’s products are sold through catalogs and are distributed to the end customer by its network of distributors and associates in Mexico. As of December 31, 2025, 2024 and 2023 the net income corresponding to this reportable segment represented 39.9%, 42.5% and 44.0%, respectively.

●	Beauty and Personal Care (B&PC) segment (Jafra segment), formed by four main categories: fragrance, color (cosmetics), skin care and toiletries. Jafra’s products are sold through 12 promotional catalogues published on a monthly basis and are distributed to the end customer by its network of leaders and consultants in its operative segments located in Mexico (Jafra Mexico) and the United States (Jafra US). As of December 31, 2025, 2024 and 2023 the net income corresponding to this reportable segment represented 60.1%, 57.5% and 56.0%, respectively.

EBITDA is reconciled to income before income taxes as follows:

	2025		2024	2023
(+) Net revenue BWM		5,688,659	5,991,834	5,726,608
(+) Net revenue JAFRA		8,554,356	8,108,924	7,282,899
(=) Total Net revenue	Ps.	14,243,015	14,100,758	13,009,507
(+) EBITDA BWM		1,100,036	1,296,538	1,434,501
(+) EBITDA JAFRA		1,547,012	781,856	1,286,399
(=) EBITDA(*)		2,647,048	2,078,394	2,720,900
Depreciation and amortization		(389,535)	(392,186)	(382,119)
Interest expense		(541,045)	(639,705)	(827,812)
Interest income		34,090	22,818	45,056
(Loss) gain in valuation of DFI		(108,846)	156,766	(32,591)
Foreign exchange gain (loss), net		80,073	(45,305)	(106,847)
Income before income taxes	Ps.	1,721,785	1,180,782	1,416,587

(*)	EBITDA is composed of net income, (+) depreciation and amortization, (+) net financing costs, (+) income taxes. The CODM reviews segment profitability on EBITDA and in 2024 the Adjusted EBITDA basis. EBITDA is the Company’s single measure of segment profitability. In 2024, the adjusted EBITDA is made up of adding unusual items: (+) the impairment of assets held for sale, (+) other expenses by selling of properties. which is shown in the Company’s annual report.

The segment information of the Group is detailed in the following table:

As of December 31,	2025
Segments	BWM		JAFRA	Eliminations*	Total
Interest expense	Ps.	(882,432)	(38,934)	380,321	(541,045)
Interest income	Ps.	2,087	412,324	(380,321)	34,090
Loss in valuation of DFI	Ps.	(108,846)	-	-	(108,846)
Foreign exchange gain, net	Ps.	68,247	11,826	-	80,073
Net revenue	Ps.	5,688,659	8,554,356	-	14,243,015
Cost of sales	Ps.	2,615,212	2,147,548	.	4,762,760
Depreciation and amortization	Ps.	123,221	266,314	-	389,535
Income taxes	Ps.	162,205	498,776	-	660,981
Total assets	Ps.	9,345,039	9,236,740	(8,988,871)	9,592,908
Total liabilities	Ps.	(10,317,059)	(2,396,062)	4,479,699	(8,233,422)

(*)	The column of eliminations corresponds to the transactions between the Group’s subsidiaries for the concepts of loans, interest income (expenses), expenses for corporate services, sales of fixed assets, initial investment in subsidiary, among the most important.

As of December 31,	2024
Segments	BWM		JAFRA	Eliminations*	Total
Other expenses by selling of properties	Ps.	-	529,722	-	529,722
Impairment of assets held for sale	Ps.	-	166,581	-	166,581
Interest expense	Ps.	(903,431)	(34,088)	297,814	(639,705)
Interest income	Ps.	10,956	309,676	(297,814)	22,818
Gain in valuation of DFI	Ps.	156,766	-	-	156,766
Foreign exchange loss, net	Ps.	(40,792)	(4,513)	-	(45,305)
Net revenue	Ps.	5,991,834	8,108,924	-	14,100,758
Cost of sales	Ps.	2,569,082	1,951,141	-	4,520,223
Depreciation and amortization	Ps.	137,496	254,690	-	392,186
Income taxes	Ps.	236,306	232,954	-	469,260
Total assets	Ps.	10,557,935	8,115,089	(8,219,257)	10,453,767
Total liabilities	Ps.	(9,970,378)	(2,404,101)	3,083,360	(9,291,119)

(*)	The column of eliminations corresponds to the transactions between the Group’s subsidiaries for the concepts of loans, interest income (expenses), expenses for corporate services, sales of fixed assets, initial investment in subsidiary, among the most important.
As of December 31,	2023
Segments	BWM		JAFRA	Eliminations*	Total
Interest expense	Ps.	(941,781)	(33,581)	147,550	(827,812)
Interest income	Ps.	10,033	182,573	(147,550)	45,056
Loss in valuation of DFI	Ps.	(32,591)	-	-	(32,591)
Foreign exchange gain (loss), net	Ps.	(110,103)	3,256	-	(106,847)
Net revenue	Ps.	5,726,608	7,282,899	-	13,009,507
Cost of sales	Ps.	2,443,229	1,817,613	-	4,260,842
Depreciation and amortization	Ps.	128,450	253,669	-	382,119
Income taxes	Ps.	140,762	239,261	-	380,023
Total assets	Ps.	10,194,967	9,350,652	(8,451,908)	11,093,711
Total liabilities	Ps.	(8,724,053)	(2,920,084)	2,013,265	(9,630,872)

(*)	The column of eliminations corresponds to the transactions between the Group’s subsidiaries for the concepts of loans, interest income (expenses), expenses for corporate services, sales of fixed assets, initial investment in subsidiary, among the most important.

The income recognized during the years 2025, 2024 and 2023, national and foreign, is shown below:

	2025		2024	2023

Revenue in Mexico	Ps.	13,234,281	13,166,582	12,072,852
Revenue in United States (1)		954,834	924,976	927,947
Revenue in Guatemala		19,434	9,200	8,708
Revenue in Ecuador		34,466	-	-

Total revenue of the Group	Ps.	14,243,015	14,100,758	13,009,507

(1)	The main concentration of Jafra’s income is in Mexico, however, there is an entity in the United States that represents less than 8% of the Group’s total revenue.

The Group considers that there are no concentration risks given the nature of the business and the sale of its products through a significant number of distributors, leaders and consultants.

The percentage of consolidated non-current assets by geographic area at the end of 2025, 2024 and 2023, are shown below:

	2025			2024		2023
	México		USA	México	USA	México	USA

Property, plant and equipment	Ps.	99.6%	0.4%	99.4%	0.6%	99.6%	0.4%
Right-of-use assets		75.0%	25.0%	83.6%	16.4%	84.1%	15.9%
Deferred income tax		100.0%	-	100.0%	-	100.0%	-
Intangible assets (including Goodwill)		100.0%	-	100.0%	-	100.0%	-
Account receivable from property sales		100.0%	-	100.0%	-	-	-
Other assets		90.5%	9.5%	88.6%	11.4%	97.7%	2.3%

Total non-current assets (2)	Ps.	98.1%	1.6%	98.9%	1.1%	99.0%	1.0%

(2)	Betterware of Guatemala, Peru, Ecuador and Colombia (the geographical area), represents 0.3% of the Group’s non-current assets for the year 2025 and for the years 2024 and 2023 represented 0.0%.